Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 16, 2020	Dec. 31, 2019	Apr. 23, 2018
Cash	$ 28,295	$ 37,150
Property and equipment	15,122	8,004		$ 6,301
Goodwill	$ 123,560	$ 119,542	$ 119,542	398	$ 397
Common stock par value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	17,893,476	17,541,838
Common stock shares outstanding	17,893,476	17,541,838
Total members' equity				2,492
Variable Interest Entity, Primary Beneficiary [Member]
Cash		$ 0		3
Property and equipment		0		853
Goodwill		$ 0		398
Total members' equity				$ 47